EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that were exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2023	2022	2023	2022
Limited Partners	$112	$104	$217	$209
Holders of:
REUs	199	187	384	371
Special LP Units	1	—	3	3
FV LTIP Units	—	—	1	1
Total	$312	$291	$605	$584
Per unit(1)	$0.35	$0.35	$0.70	$0.70
(1)Per unit outstanding on the distribution record date